As filed with the Securities and Exchange Commission on May 1, 2012

1933 Act Registration No. 333-03715

1940 Act Registration No. 811-07619

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 74	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 76	☒

Nuveen Investment Trust

(Exact Name of Registrant as Specified in Declaration of Trust)

333 West Wacker Drive, Chicago, Illinois	60606
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, Including Area Code: (312) 917-7700

Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive Chicago, Illinois 60606 (Name and Address of Agent for Service)	Copies to: Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)

☒	on May 4, 2012 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 74

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 73, as it relates to Nuveen Intelligent Risk Growth Allocation Fund, Nuveen Intelligent Risk Moderate Allocation Fund and Nuveen Intelligent Risk Conservative Allocation Fund, each a series of the Registrant, until May 4, 2012. Parts A and B of the Registrant’s Post-Effective Amendment No. 73 under the Securities Act of 1933 as it relates to Nuveen Intelligent Risk Growth Allocation Fund, Nuveen Intelligent Risk Moderate Allocation Fund and Nuveen Intelligent Risk Conservative Allocation Fund, each a series of the Registrant, filed on February 17, 2012, are incorporated by reference herein.

Part C — Other Information

Signatures

Exhibit Index

Exhibits

PART C — OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Declaration of Trust of Registrant.(1)

(a)(2)	Amended Establishment and Designation of Classes, dated April 23, 2008.(8)

(a)(3)	Amended Designation of Series for Nuveen Investment Trust.(12)

(b)	By-Laws of Registrant, amended and restated as of November 18, 2009.(9)

(c)	Specimen Certificate of Shares of the Registrant.(2)

(d)(1)	Management Agreement between Registrant and Nuveen Fund Advisors, Inc. (f/k/a Nuveen Asset Management), dated November 13, 2007.(8)

(d)(2)	Renewal of Investment Management Agreement between Registrant and Nuveen Fund Advisors, Inc. (f/k/a Nuveen Asset Management), dated May 25, 2011.(11)

(d)(3)	Amended Schedules A and B of Investment Management Agreement between Registrant and Nuveen Fund Advisors, Inc. (f/k/a Nuveen Asset Management).(12)

(d)(4)	Investment Sub-Advisory Agreement between Nuveen Fund Advisors, Inc. and Nuveen Asset Management, LLC.(12)

(e)(1)	Distribution Agreement between Registrant and John Nuveen & Co. Incorporated, dated August 1, 1998.(5)

(e)(2)	Dealer Management Agreement, dated October 22, 1996.(3)

(e)(3)	Dealer Distribution, Shareholder Servicing and Fee-Based Program Agreement, dated June 23, 2004.(6)

(e)(4)	Form of Nuveen Funds Rule 22c-2 Agreement.(7)

(e)(5)	Renewal of Distribution Agreement between Registrant and Nuveen Securities, LLC (f/k/a Nuveen Investments, LLC), dated August 2, 2011.(11)

(f)	Not applicable.

(g)	Amended and Restated Master Custodian Agreement between Registrant and U.S. Bank National Association.(12)

(h)	Transfer Agent Servicing Agreement between Registrant and Boston Financial Data Services, Inc.(12)

(i)(1)	Opinion and Consent of Bingham McCutchen LLP.(12)

(i)(2)	Opinion and Consent of Chapman and Cutler LLP.(12)

(j)	Not applicable.

(k)	Not applicable.

(l)	Subscription Agreement with Nuveen Institutional Advisory Corp.(4)

(m)(1)	Plan of Distribution and Service Pursuant to Rule 12b-1, dated February 28, 2008.(8)

(m)(2)	Exhibit A to Plan of Distribution and Service Pursuant to Rule 12b-1.(12)

(n)	Multiple Class Plan, dated February 13, 2008.(8)

(o)	Not applicable.

(p)	Code of Ethics and Reporting Requirements, as amended August 15, 2011.(10)

(z)	Original Powers of Attorney of Messrs. Amboian, Bremner, Evans, Hunter, Kundert, Schneider and Toth and Mss. Stockdale, Stone and Stringer, dated January 1, 2011.(10)

(1)	Incorporated by reference to the initial registration statement filed on Form N-1A for Registrant.
(2)	Incorporated by reference to the pre-effective amendment no. 2 filed on Form N-1A for Registrant.
(3)	Incorporated by reference to the post-effective amendment no. 1 filed on Form N-1A for Registrant.
(4)	Incorporated by reference to the post-effective amendment no. 4 filed on Form N-1A for Registrant.
(5)	Incorporated by reference to the post-effective amendment no. 13 filed on Form N-1A for Registrant.
(6)	Incorporated by reference to the post-effective amendment no. 35 filed on Form N-1A for Registrant.
(7)	Incorporated by reference to the post-effective amendment no. 39 filed on Form N-1A for Registrant.
(8)	Incorporated by reference to the post-effective amendment no. 53 filed on Form N-1A for Registrant.
(9)	Incorporated by reference to the post-effective amendment no. 65 filed on Form N-1A for Registrant.
(10)	Incorporated by reference to the post-effective amendment no. 67 filed on Form N-1A for Registrant.
(11)	Incorporated by reference to the post-effective amendment no. 68 filed on Form N-1A for Registrant.
(12)	To be filed by amendment.

Item 29. Persons Controlled by or under Common Control with Fund

Not applicable.

Item 30. Indemnification

Section 4 of Article XII of Registrant’s Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

(i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

(a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a “Disinterested Trustee” is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by Investment Trust Errors and Omission policies in the aggregate amount of $70,000,000 (with a $2,500,000 deductible for operational failures (after the deductible is satisfied, the insurer would cover 80% of any operational failure claims and the Fund would be liable for 20% of any such claims) and $1,000,000 for all other claims) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of the Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as the indemnification for liabilities arising under the Securities Act of 1933, as amended, (the “1933 Act”) may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

(a) Nuveen Fund Advisors, Inc. (“Nuveen Fund Advisors”) (formerly known as Nuveen Asset Management) manages the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies and to separately managed accounts. The principal business address for all of these investment companies and the persons named below is 333 West Wacker Drive, Chicago, Illinois 60606.

A description of any business, profession, vocation or employment of a substantial nature in which the directors and officers of Nuveen Fund Advisors who serve as officers or Trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management” in the Statement of Additional Information. Such information for the remaining senior officers of Nuveen Fund Advisors appears below:

Name and Position with Nuveen Fund Advisors	Other Business, Profession, Vocation or Employment During Past Two Years
Thomas J. Schreier, Jr., Co-President	Vice Chairman of Nuveen Investments, Inc.; Chairman of Nuveen Asset Management, LLC; formerly, Chief Executive Officer and Chief Investment Officer of FAF Advisors; formerly, President of First American Funds.

William Adams IV, Co-President	Senior Executive Vice President, Global Structured Products, formerly, Executive Vice President (1999-2010), of Nuveen Investments, Inc.; Executive Vice President of Nuveen Securities, LLC; President (since August 2011), formerly, Managing Director (2010-2011) of Nuveen Commodities Asset Management, LLC.

Sherri A. Hlavacek, Managing Director and Corporate Controller

Managing Director and Corporate Controller of Nuveen Investments, Inc., Nuveen Securities, LLC, Nuveen Investments Advisers Inc., Nuveen Investments Holdings, Inc. and of Nuveen Asset Management, LLC (since 2011); Vice President and Controller of NWQ Investment Management Company, LLC, NWQ Holdings, LLC, Santa Barbara Asset Management, LLC, Tradewinds Global Investors, LLC and Symphony Asset Management LLC; Certified Public Accountant.

Mary E. Keefe, Managing Director and Chief Compliance Officer

Managing Director (since 2004) and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Securities, LLC, Nuveen Asset Management, LLC, Nuveen Investments Advisers Inc., Symphony Asset Management, LLC and Santa Barbara Asset Management, LLC; Vice President and Assistant Secretary of Winslow Capital Management, Inc. and NWQ Holdings, LLC.

Name and Position with Nuveen Fund Advisors	Other Business, Profession, Vocation or Employment During Past Two Years
John L. MacCarthy, Director, Executive Vice President and Secretary

Executive Vice President (since 2008), Secretary and General Counsel (since 2006) of Nuveen Investments, Inc.; Executive Vice President (since 2008) and Secretary (2006) of Nuveen Investments Advisers Inc., Nuveen Securities, LLC, Nuveen Investments Holdings, Inc. and (since 2011) of Nuveen Asset Management, LCC; Vice President and Secretary of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC and Symphony Asset Management LLC; Director, Vice President and Secretary of Winslow Capital Management, Inc.

Glenn R. Richter, Director	Executive Vice President, Chief Administrative Officer of Nuveen Investments, Inc. (since 2006); Executive Vice President of Nuveen Securities, LLC; Executive Vice President of Nuveen Investments Holdings, Inc.; Chief Administrative Officer of NWQ Holdings, LLC.

(b) Nuveen Asset Management, LLC (“Nuveen Asset Management”) acts as sub-investment adviser to the Registrant and also serves as sub-investment adviser to other open-end and closed-end funds and investment adviser to separately managed accounts. The following is a list of the senior officers of Nuveen Asset Management. The principal business address of each person is 333 West Wacker Drive, Chicago, Illinois 60606.

Name	Position and Offices with Nuveen Asset Management	Other Business, Profession, Vocation or Employment During Past Two Years
Thomas J. Schreier, Jr.	Chairman	Vice Chairman of Nuveen Investments, Inc.; Co-President of Nuveen Fund Advisors, Inc.; Co-Chief Executive Officer of Nuveen Securities, LLC; formerly, Chief Executive Officer and Chief Investment Officer of FAF Advisors, formerly, President, First American Funds.

William T. Huffman	President	Previously, Chairman, President and Chief Executive Officer (2002-2007) of Northern Trust Global Advisors, Inc. and Chief Executive Officer (2007) of Northern Trust Global Investments Limited; CPA.

John L. MacCarthy	Executive Vice President and Secretary	Director, Executive Vice President and Secretary of Nuveen Fund Advisors, Inc.; Executive Vice President (since 2008), Secretary and General Counsel (since 2006) of Nuveen Investments, Inc.; Executive Vice President (since 2008) and Secretary (2006) of Nuveen Investments Advisers Inc., Nuveen Securities, LLC, Nuveen Investments Holdings, Inc.; Vice President and Secretary of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC and Symphony Asset Management LLC; Director, Vice President and Secretary of Winslow Capital Management, Inc.

Name	Position and Offices with Nuveen Asset Management	Other Business, Profession, Vocation or Employment During Past Two Years
Charles R. Manzoni, Jr.	Managing Director, Chief Operating Officer and General Counsel	Managing Director and General Counsel of Nuveen Securities, LLC; formerly, Chief Risk Officer, and Secretary and General Counsel, director on Board of Directors, FAF Advisors.

Sherri A. Hlavacek	Managing Director and Corporate Controller	Managing Director and Corporate Controller of Nuveen Investments, Inc., Nuveen Securities, LLC, Nuveen Investments Advisers Inc., Nuveen Investments Holdings, Inc. and (since 2011) Nuveen Fund Advisors, Inc.; Vice President and Controller of NWQ Investment Management Company, LLC, NWQ Holdings, LLC, Santa Barbara Asset Management, LLC, Tradewinds Global Investors, LLC and Symphony Asset Management LLC; Certified Public Accountant.

Mary E. Keefe	Managing Director and Chief Compliance Officer	Managing Director and Chief Compliance Officer (since 2011) of Nuveen Fund Advisors, Inc.; Managing Director (since 2004) and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Securities, LLC, Nuveen Investments Advisers Inc., Symphony Asset Management LLC and Santa Barbara Asset Management, LLC; Vice President and Assistant Secretary of Winslow Capital Management, Inc. and NWQ Holdings, LLC.

Item 32. Principal Underwriters

(a) Nuveen Securities, LLC (“Nuveen”) acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Managed Accounts Portfolios Trust, Nuveen Investment Trust II, Nuveen Investment Trust III, Nuveen Investment Trust V, Nuveen Investment Funds, Inc., Nuveen Strategy Funds, Inc. and the Registrant.

(b)

Name and Principal Business Address	Positions and Offices with Nuveen Securities	Positions and Offices with Registrant

William Adams IV 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Scott S. Grace 333 West Wacker Drive Chicago, IL 60606	Managing Director and Treasurer	Vice President and Treasurer

Carl M. Katerndahl 333 West Wacker Drive Chicago, IL 60606	Executive Vice President and Head of Distribution	None

Name and Principal Business Address	Positions and Offices with Nuveen Securities	Positions and Offices with Registrant
Mary E. Keefe 333 West Wacker Drive Chicago, IL 60606	Managing Director and Chief Compliance Officer	None

John L. MacCarthy 333 West Wacker Drive Chicago, IL 60606	Executive Vice President and Secretary	None

Charles R. Manzoni, Jr. 333 West Wacker Drive Chicago, IL 60606	Managing Director and General Counsel	None

Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Vice President and Secretary

Kathleen L. Prudhomme 901 Marquette Avenue Minneapolis, MN 55402	Managing Director and Assistant Secretary	Vice President and Assistant Secretary

Glenn R. Richter 333 West Wacker Drive Chicago, IL 60606	Co-Chief Executive Officer and Chief Operating Officer	None

Thomas S. Schreier, Jr. 333 West Wacker Drive Chicago, IL 60606	Co-Chief Executive Officer	None

Frank M. Wheeler 333 West Wacker Drive Chicago, IL 60606	Managing Director and Head of Product and Marketing	None

Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Chief Administrative Officer

(c)	Not applicable.

Item 33. Location of Accounts and Records

Nuveen Fund Advisors, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

U.S. Bank, 60 Livingston Avenue, St. Paul, Minnesota 55101, currently maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Fund Advisors.

Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Registrant.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois, on the 1st day of May, 2012.

NUVEEN INVESTMENT TRUST

By:	/s/ KEVIN J. MCCARTHY
Kevin J. McCarthy
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title			Date

/S/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (principal financial and accounting officer)			May 1, 2012

/S/ GIFFORD R. ZIMMERMAN GIFFORD R. ZIMMERMAN	Chief Administrative Officer (principal executive officer)			May 1, 2012
ROBERT P. BREMNER*	Chairman of the Board and Trustee	ü ï ï ï ï ï ï ï ï ï ï ï ï ï ï þ ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï þ	By	/S/ KEVIN J. MCCARTHY KEVIN J. MCCARTHY Attorney-in-Fact May 1, 2012
JOHN P. AMBOIAN*	Trustee
JACK B. EVANS*	Trustee
WILLIAM C. HUNTER*	Trustee
DAVID J. KUNDERT*	Trustee
WILLIAM J. SCHNEIDER*	Trustee
JUDITH M. STOCKDALE*	Trustee
CAROLE E. STONE*	Trustee
VIRGINIA L. STRINGER*	Trustee
TERENCE J. TOTH*	Trustee

*	An original power of attorney authorizing, among others, Kevin J. McCarthy and Gifford R. Zimmerman to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and has previously been filed with the Securities and Exchange Commission and is incorporated by reference herein.

EXHIBIT INDEX

Exhibit Number	Exhibit